Pro Forma Financial Information - Summary of Pro Forma Financial Information (Details) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2016		Jun. 30, 2015	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Pro Forma Adjustments [Member]
CURRENT ASSETS
Cash and cash equivalents								$ (634)	$ (1,411)
Prepayments
Other receivable and deposit
Total current assets
Property and equipment, net								(5,600)	(7,000)
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable and accrued liabilities									(442)
Business and related taxes payable
Other payable
Loan from director		(2,000)			(2,000)			(13,800)	(8,250)
TOTAL LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock		337,500			337,500			337,500	337,500
Additional paid-in capital		(360,600)			(360,600)			(360,600)	(341,000)
Accumulated deficit		25,100			25,100			30,666	3,781
Accumulated other comprehensive income (deficit)
Total Equity
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY
Revenues
OPERATING EXPENSES
Selling, general and administrative expenses
Business and related taxes
Depreciation
Total operating expenses
INCOME (LOSS) FROM OPERATIONS
OTHER INCOME (EXPENSES)
Interest Income
Interest expense and bank charges
Other
Total other expenses, net
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES
OTHER COMPREHENSIVE LOSS
COMPREHENSIVE INCOME (LOSS)
INCOME TAX PROVISION (BENEFIT)
NET INCOME (LOSS)
Earnings per share
Weighted average shares outstanding					337,500,000			337,500,000	337,500,000
Pro Forma Consolidated[Member]
CURRENT ASSETS
Cash and cash equivalents		6,709,012			$ 6,709,012			$ 5,712,741	$ 1,673,799
Prepayments		1,092,521			1,092,521			193,358
Other receivable and deposit		1,459,506			1,459,506			882,711	966,610
Total current assets		9,261,039			9,261,039			6,788,810	2,640,409
Property and equipment, net		383,711			383,711			671,943	143,187
TOTAL ASSETS		9,644,750			9,644,750			7,460,753	2,783,596
CURRENT LIABILITIES
Accounts payable and accrued liabilities		602,025			602,025			1,064,670	275,625
Business and related taxes payable		1,015,604			1,015,604			556,813	142,652
Other payable		6,568,941			6,568,941			5,410,913	1,481,136
Loan from director	[1]
TOTAL LIABILITIES		8,186,570			8,186,570			7,032,396	1,899,413
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock	[1]	342,960	[2]		342,960	[2]		342,960	341,000	[2]
Additional paid-in capital	[1]	1,378,060	[2]		1,378,060	[2]		1,378,060	1,380,020	[2]
Accumulated deficit	[1]	212,469			212,469			(1,263,459)	(837,466)
Accumulated other comprehensive income (deficit)		50,372			50,372			(29,204)	629
Total Equity		1,458,179			1,458,179			428,357	884,183
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		9,644,750			9,644,750			7,460,753	2,783,596
Revenues					11,307,547			11,966,286	2,422,538
OPERATING EXPENSES
Selling, general and administrative expenses					10,041,469			11,561,962	3,193,280
Business and related taxes					40,546			78,038	50,618
Depreciation					65,547			128,400	11,724
Total operating expenses					10,147,561			11,768,400	3,255,622
INCOME (LOSS) FROM OPERATIONS					1,159,986			197,886	(829,303)
OTHER INCOME (EXPENSES)
Interest Income					59,525			15,701	1,853
Interest expense and bank charges					(4,826)			(3,165)	(903)
Other					(42,206)			(55,355)	(9,113)
Total other expenses, net					12,493			(42,819)	(8,163)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES					1,172,479			155,067	(837,466)
OTHER COMPREHENSIVE LOSS									(26,208)
COMPREHENSIVE INCOME (LOSS)									(863,674)
INCOME TAX PROVISION (BENEFIT)
NET INCOME (LOSS)					$ 1,050,990			$ 155,067	$ (837,466)
Earnings per share					$ 0.00			$ 0.00	$ 0.00
Weighted average shares outstanding					342,960,000			342,720,877	338,521,401
Sino Fortune Holding Corporation [Member]
CURRENT ASSETS
Cash and cash equivalents								$ 634	$ 1,411
Prepayments
Other receivable and deposit
Total current assets
Property and equipment, net								5,600	7,000
TOTAL ASSETS								6,234	8,411
CURRENT LIABILITIES
Accounts payable and accrued liabilities									442
Business and related taxes payable
Other payable
Loan from director		2,000			2,000			13,800	8,250
TOTAL LIABILITIES		2,000			2,000			13,800	8,692
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock		5,460			5,460			5,460	3,500
Additional paid-in capital		17,640			17,640			17,640
Accumulated deficit		(25,100)			(25,100)			(30,666)	(3,781)
Accumulated other comprehensive income (deficit)
Total Equity		(2,000)			(2,000)			(7,566)	(281)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY								6,234	8,411
Revenues								980
OPERATING EXPENSES
Selling, general and administrative expenses					2,392			27,865	3,781
Business and related taxes
Depreciation
Total operating expenses					2,392			27,865	3,781
INCOME (LOSS) FROM OPERATIONS					(2,392)			(26,885)	(3,781)
OTHER INCOME (EXPENSES)
Interest Income
Interest expense and bank charges
Other					7,957
Total other expenses, net					7,957			(26,885)	(3,781)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES					5,565			(26,885)	(3,781)
OTHER COMPREHENSIVE LOSS
COMPREHENSIVE INCOME (LOSS)
INCOME TAX PROVISION (BENEFIT)
NET INCOME (LOSS)					$ 5,565			$ (26,885)	$ (3,781)
Earnings per share					$ 0.00			$ 0.01	$ (0.00)
Weighted average shares outstanding					5,460,000			5,220,877	1,021,401
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
CURRENT ASSETS
Cash and cash equivalents		6,709,012		$ 4,360,475	$ 6,709,012		$ 4,360,475	$ 5,712,741	$ 1,673,799		$ 1,747,857
Prepayments		1,092,521			1,092,521			193,358
Other receivable and deposit		1,459,506			1,459,506			882,711	966,610
Total current assets		9,261,039			9,261,039			6,788,810	2,640,409
Property and equipment, net		383,711			383,711			671,943	143,187
TOTAL ASSETS		9,644,750			9,644,750			7,460,753	2,783,596
CURRENT LIABILITIES
Accounts payable and accrued liabilities		602,025			602,025			1,064,670	275,625
Business and related taxes payable		1,015,604			1,015,604			556,813	142,652
Other payable		6,568,941			6,568,941			5,410,913	1,481,136
Loan from director
TOTAL LIABILITIES		8,186,570			8,186,570			7,032,396	1,899,413
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock		1,721,020			1,721,020			1,721,020	1,721,020
Additional paid-in capital		1,721,020			1,721,020			1,721,020	1,721,020
Accumulated deficit		(212,469)			(212,469)			(1,263,459)	(837,466)
Accumulated other comprehensive income (deficit)		(50,372)			(50,372)			(29,204)	629
Total Equity		1,458,179			1,458,179			428,357	884,183
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		9,644,750			9,644,750			7,460,753	2,783,596
Revenues		5,747,405		2,133,335	11,307,547		3,915,428	11,966,286	2,422,538
OPERATING EXPENSES
Selling, general and administrative expenses		6,120,753		1,708,103	10,041,469		3,551,830	11,561,962	3,189,499
Business and related taxes		13,806		15,108	40,546		27,871	78,038	50,618
Depreciation		31,185		14,200	65,547		25,637	128,400	11,724
Total operating expenses		6,165,744		1,737,411	10,147,561		3,605,337	11,768,400	3,251,841
INCOME (LOSS) FROM OPERATIONS		(418,339)		395,924	1,159,986		310,091	197,886	(829,303)
OTHER INCOME (EXPENSES)
Interest Income		26,841		100	59,525		(875)	15,701	1,853
Interest expense and bank charges					(4,826)		899	(3,165)	(903)
Other		(23,212)		(41)	(42,206)		(49,090)	(55,355)	(9,113)
Total other expenses, net		3,629		59	12,493		(49,067)	(42,819)	(8,163)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES		(414,710)		395,983	1,172,479		261,024	155,067	(837,466)
OTHER COMPREHENSIVE LOSS									(26,208)
COMPREHENSIVE INCOME (LOSS)		(414,710)		395,983	1,029,822		231,191	125,234	(863,674)
INCOME TAX PROVISION (BENEFIT)
NET INCOME (LOSS)		$ (414,710)		$ 395,983	$ 1,050,990		$ 261,024	$ 155,067	$ (837,466)
Earnings per share					$ 0.00			$ 0.00	$ (0.00)
Weighted average shares outstanding

[1]	Elimination of Sino Fortune's capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.
[2]	Reflection of the issuance of 337,500,000 to the ultimate shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.